PENSION PLAN - Plan Assets (Details) - Registered Plan	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value of plan assets [line items]
Equity securities	65.00%	61.00%
Debt	35.00%	38.00%
Other		1.00%
Total	100.00%	100.00%